Provisions - Narrative (Details) $ in Millions	Jun. 30, 2024 USD ($) case category	Dec. 31, 2023 USD ($)	Dec. 31, 2011 case	Dec. 31, 2007 case
Disclosure of other provisions [line items]
Provisions	$ 1,536	$ 1,741
Brazil PIS and COFINS tax matters
Disclosure of other provisions [line items]
Number of cases | case	3		2	1
Number of cases for which provision is recognised | category	1
Provisions	$ 400